AQR FUNDS

Supplement dated September 25, 2026 (“Supplement”)

to the Class I, Class N and Class R6 Statement of Additional Information,

dated May 1, 2026 (the “SAI”), of the AQR Macro Opportunities Fund (“Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.	Effective immediately, the “Investment Advisory and Other Services—Portfolio Manager Holdings” section of the SAI, beginning on page 60, is hereby restated in its entirety as follows:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2025, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
	AQR LSE Fusion Fund	None
Clifford S. Asness, Ph.D., M.B.A.	AQR CVX Fusion Fund	None
	AQR Equity Market Neutral Fund	Over $1,000,000
	AQR Long-Short Equity Fund	None
	AQR LSE Fusion Fund	None
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Multi-Asset Fund	$100,001-$500,000
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Style Premia Alternative Fund	None
	AQR Trend Total Return Fund	None
Jordan Brooks, Ph.D., M.A.	AQR Alternative Risk Premia Fund	None
	AQR CVX Fusion Fund	None
	AQR Diversified Arbitrage Fund	$50,001-$100,000
	AQR Diversifying Strategies Fund	None
	AQR Macro Opportunities Fund	$50,001-$100,000
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR MS Fusion Fund	None
	AQR MS Fusion HV Fund	None

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
	AQR Multi-Asset Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Style Premia Alternative Fund	None
	AQR Trend Total Return Fund	None
Rocky Bryant	AQR Diversified Arbitrage Fund	$10,001-$50,000
John J. Huss	AQR Alternative Risk Premia Fund	None
	AQR CVX Fusion Fund	None
	AQR Diversifying Strategies Fund	$10,001-$50,000
	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$100,001-$500,000
	AQR LSE Fusion Fund	None
	AQR Macro Opportunities Fund	None
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR MS Fusion Fund	None
	AQR MS Fusion HV Fund	None
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Style Premia Alternative Fund	$10,001-$50,000
	AQR Trend Total Return Fund	None
Bryan Kelly, Ph.D.	AQR Alternative Risk Premia Fund	None
	AQR Diversifying Strategies Fund	None
	AQR Macro Opportunities Fund	None
	AQR MS Fusion Fund	None
	AQR MS Fusion HV Fund	None
	AQR Multi-Asset Fund	None
	AQR Style Premia Alternative Fund	None
David Kupersmith, M.B.A.	AQR Macro Opportunities Fund	N/A*
John M. Liew, Ph.D., M.B.A.	AQR CVX Fusion Fund	None
	AQR Diversifying Strategies Fund	$100,001-$500,000
	AQR Macro Opportunities Fund	None
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR MS Fusion Fund	None
	AQR MS Fusion HV Fund	None
	AQR Multi-Asset Fund	$100,001-$500,000
	AQR Risk-Balanced Commodities Strategy Fund	$100,001-$500,000

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
	AQR Trend Total Return Fund	None
Fred Liu, M.S.	AQR CVX Fusion Fund	None
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Trend Total Return Fund	None
James Lofton	AQR CVX Fusion Fund	None
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Trend Total Return Fund	None
Mark L. Mitchell, Ph.D., M.A.	AQR Diversified Arbitrage Fund	Over $1,000,000
Tobias Moskowitz, Ph.D., M.S.	AQR Alternative Risk Premia Fund	None
	AQR Style Premia Alternative Fund	None
Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$500,001-$1,000,000
Laura Serban, Ph.D.	AQR Alternative Risk Premia Fund	None
	AQR Diversifying Strategies Fund	None
	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$100,001-$500,000
	AQR LSE Fusion Fund	None
	AQR MS Fusion Fund	None
	AQR MS Fusion HV Fund	None
	AQR Multi-Asset Fund	None
	AQR Style Premia Alternative Fund	None
Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	$10,001-$50,000
	AQR CVX Fusion Fund	None
	AQR LSE Fusion Fund	None
	AQR MS Fusion Fund	None
	AQR MS Fusion HV Fund	None
Erik Stamelos	AQR Alternative Risk Premia Fund	None
	AQR CVX Fusion Fund	None
	AQR Diversifying Strategies Fund	None
	AQR Macro Opportunities Fund	None
	AQR Managed Futures Strategy Fund	None
	AQR Managed Futures Strategy HV Fund	None
	AQR MS Fusion Fund	None

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
	AQR MS Fusion HV Fund	None
	AQR Risk-Balanced Commodities Strategy Fund	None
	AQR Trend Total Return Fund	None

*	Portfolio manager was not a named portfolio manager of the Fund as of December 31, 2025.

2.	Effective immediately, the “Investment Advisory and Other Services—Other Accounts Managed” section of the SAI, beginning on page 62, is hereby restated in its entirety as follows:

Other Accounts Managed

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, the Sub-Adviser or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2025, unless noted otherwise:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	20	$18,266,953,028	81	$35,699,614,526	126	$10,171,777,266
Clifford S. Asness, Ph.D., M.B.A.	28	$27,621,011,505	82	$34,516,908,164	18	$10,171,777,266
Jordan Brooks, Ph.D., M.A.	17	$12,984,720,610	171	$70,481,927,403	127	$82,272,350,241
Rocky Bryant	1	$2,116,264,009	8	$265,404,713	0	-
John J. Huss	37	$29,343,213,229	163	$70,216,522,690	127	$82,369,350,241
Bryan Kelly, Ph.D.	8	$4,958,062,198	5	$457,946,515	0	-

David Kupersmith, M.B.A.*	2	$ 1,377,615,796	102	$83,971,503,722	123	$118,361,414,142
John M. Liew, Ph.D., M.B.A.	15	$8,835,003,168	82	$34,516,908,164	8	$4,457,223,444
Fred Liu, M.S.	5	$4,639,703,006	3	$819,764,951	0	-
James Lofton	5	$4,639,703,006	3	$819,764,951	0	-
Mark L. Mitchell, Ph.D., M.A.	1	$2,116,264,009	13	$1,474,531,829	0	-
Tobias Moskowitz, Ph.D., M.S.	2	$2,241,257,033	2	$226,620,179	1	$513,365,180
Todd C. Pulvino, Ph.D., A.M., M.S.	1	$2,116,264,009	13	$1,474,531,829	0	-
Laura Serban, Ph.D.	15	$17,753,241,242	81	$35,699,614,526	126	$82,272,350,241
Nathan Sosner, Ph.D.	9	$1,361,693,956	0	-	0	-
Erik Stamelos	10	$5,900,319,790	3	$819,764,951	0	-

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	1	$161,595,798	18	$16,778,082,553	18	$11,791,314,083
Clifford S. Asness, Ph.D., M.B.A.	0	-	41	$16,989,177,167	9	$5,474,263,542
Jordan Brooks, Ph.D., M.A.	0	-	62	$33,823,236,538	18	$11,791,314,083
Rocky Bryant	0	-	3	$55,976,819	0	-
John J. Huss	1	$161,595,798	59	$33,767,259,720	18	$11,791,314,083
Bryan Kelly, Ph.D.	0	-	3	$292,487,938	0	-
David Kupersmith, M.B.A.*	0	-	42	$32,230,516,944	18	$13,268,176,871
John M. Liew, Ph.D., M.B.A.	0	-	41	$16,989,177,167	3	$1,815,895,972
Fred Liu, M.S.	0	-	3	$819,764,951	0	-
James Lofton	0	-	3	$819,764,951	0	-
Mark L. Mitchell, Ph.D., M.A.	0	-	7	$1,265,022,957	0	-
Tobias Moskowitz, Ph.D., M.S.	0	-	2	$226,620,179	0	-

Todd C. Pulvino, Ph.D., A.M., M.S.	0	-	7	$1,265,022,957	0	-
Laura Serban, Ph.D.	1	$161,595,798	18	$16,778,082,553	18	$11,791,314,083
Nathan Sosner, Ph.D.	0	-	0	-	0	-
Erik Stamelos	0	-	3	$819,764,951	0	-

*	Information as of August 31, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE